Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable

As of December 31, 2025 and 2024, other taxes payable consisted of the following:

	As of December 31,
	2025	2024
VAT payable	$14,944	$20,234
Income tax payable	2,495	2,388
Business tax payable	1,835	2,467
Others	11	6
	$19,285	$25,095